Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.93864%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$722,293.96

Principal:
Principal Collections	$11,555,997.10
Prepayments in Full	$4,657,932.56
Liquidation Proceeds	$145,298.74
Recoveries	$66,472.54
Sub Total	$16,425,700.94
Collections	$17,147,994.90

Purchase Amounts:
Purchase Amounts Related to Principal	$109,222.63
Purchase Amounts Related to Interest	$365.04
Sub Total	$109,587.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,257,582.57

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,257,582.57
Servicing Fee	$242,262.44	$242,262.44	$0.00	$0.00	$17,015,320.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,015,320.13
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,015,320.13
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,015,320.13
Interest - Class A-3 Notes	$267,449.87	$267,449.87	$0.00	$0.00	$16,747,870.26
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$16,404,650.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,404,650.26
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$16,285,962.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,285,962.09
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$16,200,885.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,200,885.01
Regular Principal Payment	$14,708,210.91	$14,708,210.91	$0.00	$0.00	$1,492,674.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,492,674.10
Residual Released to Depositor	$0.00	$1,492,674.10	$0.00	$0.00	$0.00
Total		$17,257,582.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,708,210.91
Total					$14,708,210.91

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,708,210.91	$45.82	$267,449.87	$0.83	$14,975,660.78	$46.65
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$14,708,210.91	$13.97	$814,435.12	$0.77	$15,522,646.03	$14.74

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$85,812,794.09	0.2673129	$71,104,583.18	0.2214958
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$243,242,794.09	0.2310810	$228,534,583.18	0.2171082

Pool Information
Weighted Average APR	3.057%	3.071%
Weighted Average Remaining Term	29.10	28.36
Number of Receivables Outstanding	17,371	16,792
Pool Balance	$290,714,932.72	$274,052,222.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$266,024,573.20	$251,066,421.64
Pool Factor	0.2477505	0.2335503

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$22,985,801.10
Targeted Overcollateralization Amount	$45,517,639.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,517,639.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$194,258.95
(Recoveries)		51	$66,472.54
Net Loss for Current Collection Period			$127,786.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5275%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9150%
Second Prior Collection Period			1.3035%
Prior Collection Period			0.3320%
Current Collection Period			0.5430%
Four Month Average (Current and Prior Three Collection Periods)			0.7734%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,453	$6,581,885.80
(Cumulative Recoveries)			$1,420,979.44
Cumulative Net Loss for All Collection Periods			$5,160,906.36
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4398%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,529.86
Average Net Loss for Receivables that have experienced a Realized Loss			$3,551.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	169	$4,214,504.55
61-90 Days Delinquent	0.28%	31	$758,539.88
91-120 Days Delinquent	0.04%	4	$108,120.35
Over 120 Days Delinquent	0.24%	19	$646,907.55
Total Delinquent Receivables	2.09%	223	$5,728,072.33

Repossession Inventory:
Repossessed in the Current Collection Period		7	$164,063.98
Total Repossessed Inventory		13	$358,753.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3124%
Prior Collection Period			0.3339%
Current Collection Period			0.3216%
Three Month Average			0.3226%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5523%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$1,090,777.74
2 Months Extended	66	$1,816,123.23
3+ Months Extended	20	$500,908.47

Total Receivables Extended	132	$3,407,809.44
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer